Income Taxes (Income Taxes Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ (8,010)	$ 4,629	$ (12)
Canadian Statutory rate	26.40%	25.70%	25.10%
Expected Income Tax	$ (2,115)	$ 1,190	$ (3)
Statutory rate and other foreign differences differences	(776)	7	(42)
Effect of legislative changes	(11)		(70)
Non-taxable capital (gains) losses	132	64	48
Tax differences on divestitures and transactions	(8)	8	(28)
Partnership tax allocation in excess of funding	(21)	(53)	(41)
Adjustment in respect of prior periods	(8)	(19)	(103)
Other	(38)	6	(9)
Income Tax Expense (Benefit), Total	$ (2,845)	$ 1,203	$ (248)
Effective Tax Rate	35.50%	26.00%	2066.70%
Canada [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ (2,014)	$ 3,744	$ (316)
United States [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(6,963)	665	46
Other [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 967	$ 220	$ 258